Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 887,815	$ 852,578
Less: Accumulated depreciation and amortization	(451,160)	(409,634)
Property, plant and equipment, net	$ 436,655	442,944
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,327	15,452
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 301,092	302,068
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 257,349	253,556
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 176,227	125,396
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 89,560	92,281
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 47,260	$ 63,825